Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Re-measurements of post-employment benefits	$ 58	$ 19	$ 22
Exchange differences, cash flow and net investment hedges	304	88	108
Income tax (losses)/gains	$ 361	$ 109	$ 130